Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event	Subsequent Event
Dividends
On February 19, 2021, the Board of Directors of the Company declared a quarterly dividend of CAD $0.005 per common share payable on April 15, 2021 to shareholders of record as of the close of business on March 31, 2021.